Condensed Interim Statements of Changes In Shareholders’ Deficit (Unaudited) - USD ($)	Ordinary shares	Additional paid-in Capital	Accumulated Losses	Total
Balance at Dec. 31, 2022	$ 21,456	$ 12,988,292	$ (14,651,678)	$ (1,641,930)
Balance (in Shares) at Dec. 31, 2022	3,597,442
Stock based compensation		91,531		91,531
Benefit to the Company by an equity holder with respect to funding transaction		12,167		12,167
Comprehensive loss			(433,324)	(433,324)
Balance at Jun. 30, 2023	$ 21,456	13,091,990	(15,085,002)	(1,971,556)
Balance (in Shares) at Jun. 30, 2023	3,597,442
Balance at Dec. 31, 2023	$ 56,227	24,471,888	(18,423,057)	$ 6,105,058
Balance (in Shares) at Dec. 31, 2023	10,073,956			10,073,956
Stock based compensation		26,434		$ 26,434
Exercise of pre-funded warrants and consultant warrants (Note 7)	$ 5,792	(5,792)
Exercise of pre-funded warrants and consultant warrants (Note 7) (in Shares)	1,088,590
Comprehensive loss			(2,026,094)	(2,026,094)
Balance at Jun. 30, 2024	$ 62,019	$ 24,492,530	$ (20,449,151)	$ 4,105,398
Balance (in Shares) at Jun. 30, 2024	11,162,546			11,162,546